Fair Value Measurements (Tables)	9 Months Ended
Sep. 25, 2021
European Wax Center, Inc. and Subsidiaries
Schedule of fair value measurements

Fair value measurements are summarized below:

		Quoted prices
		in active	Significant	Significant
	Fair	markets for	observable	unobservable
	Market	identical assets	inputs	inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Interest rate cap
September 25, 2021	$(416)	$—	$(416)	$—
December 26, 2020	$(527)	$—	$(527)	$—